RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	€ 32,832	€ 26,553
Current liabilities	20,791	21,955
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Current assets	434	969
Current liabilities	2,932	2,378
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Current assets	6,184	5,501
Current liabilities	1,995	1,697
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Current assets	22,295	15,408
Current liabilities	14,434	15,440
Panama, Balboa
IfrsStatementLineItems [Line Items]
Current assets	3,185	3,344
Current liabilities	1,069	2,012
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Current assets	734	1,331
Current liabilities	€ 361	€ 428